FINANCIAL RISK MANAGEMENT - Allowances for Direct and Indirect Loan Losses and its Estimations (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial risks management [Line Items]
Allowance account for credit losses of financial assets	S/ 5,507,759	S/ 5,314,531	S/ 4,943,008	S/ 4,416,692
Optimistic [Member]
Disclosure of financial risks management [Line Items]
Allowance account for credit losses of financial assets	5,426,608	5,218,142
Base Case [Member]
Disclosure of financial risks management [Line Items]
Allowance account for credit losses of financial assets	5,509,729	5,308,346
Pessimistic [Member]
Disclosure of financial risks management [Line Items]
Allowance account for credit losses of financial assets	S/ 5,584,965	S/ 5,422,882